Schedule of deferred tax (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 2,267,355	$ 2,991,321	$ 1,799,602
Deferred tax assets, gross	390,000	532,818	702,482
Valuation allowance	(390,000)	(532,818)	(702,482)
Deferred tax assets, net of valuation allowance